SHORT-TERM AND LONG-TERM DEBT (Summary of Long-Term Debt) (Details) $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 NOK (kr)	Apr. 30, 2026	Dec. 31, 2025 USD ($)	Apr. 30, 2024
Debt Instrument [Line Items]
Senior unsecured interest rate (in percentage)			7.75%
Total debt principal	$ 2,399,403			$ 2,584,131
Less: Unamortized debt issuance costs	(14,987)			(17,655)
Less: Current portion of long-term debt	(575,539)			(605,943)
Total long-term debt	$ 1,808,877			1,960,533
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Senior unsecured interest rate (in percentage)	7.25%	7.25%
7.25% senior unsecured sustainability-linked bonds due 2026 | Carrying value
Debt Instrument [Line Items]
Long-term debt	$ 0			150,000
U.S. dollar denominated fixed rate debt due 2026
Debt Instrument [Line Items]
Long-term debt, gross	$ 0			145,875
8.875% senior unsecured sustainability-linked bonds due 2027
Debt Instrument [Line Items]
Senior unsecured interest rate (in percentage)	8.875%	8.875%
8.875% senior unsecured sustainability-linked bonds due 2027 | Carrying value
Debt Instrument [Line Items]
Long-term debt	$ 150,000			150,000
8.25% senior unsecured sustainability-linked bonds due 2028
Debt Instrument [Line Items]
Senior unsecured interest rate (in percentage)	8.25%	8.25%			8.25%
8.25% senior unsecured sustainability-linked bonds due 2028 | Carrying value
Debt Instrument [Line Items]
Long-term debt	$ 147,600			147,600
NOK750 million senior unsecured floating rate bonds due 2029
Debt Instrument [Line Items]
U.S. dollar floating rate debt | kr		kr 750,000,000
NOK750 million senior unsecured floating rate bonds due 2029 | Carrying value
Debt Instrument [Line Items]
Long-term debt	$ 75,740			74,327
7.75% senior unsecured sustainability-linked bonds due 2030
Debt Instrument [Line Items]
Senior unsecured interest rate (in percentage)	7.75%	7.75%			7.75%
Long-term debt	$ 225,000			144,400
7.75% senior unsecured sustainability-linked bonds due 2030 | Carrying value
Debt Instrument [Line Items]
Long-term debt	225,000			144,400
Floating Rate Debt
Debt Instrument [Line Items]
U.S. dollar denominated floating rate debt	1,154,412			1,085,540
Lease debt financing
Debt Instrument [Line Items]
Long-term debt	646,700			686,400
Long-term debt, gross	$ 646,651			$ 686,389